Statement of Net Asset Available for Benefit (Statement) - EBP020 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Plan interest in Graham Holdings Company Master Trust	$ 584,186,172	$ 534,792,628
Total investments	584,186,172	534,792,628
Receivables
Contributions receivable from participants	181,070	125,478
Notes receivable from participants	2,211,883	2,199,937
Total receivables	2,392,953	2,325,415
Net assets available for benefits	$ 586,579,125	$ 537,118,043